Shareholder Report, Average Annual Return (Details)	12 Months Ended	59 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Acruence Active Hedge U.S. Equity ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	13.91%	4.17%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.80%	11.09%